REVENUE - Schedule of Revenue from Contracts with Customers Disaggregated by Geography (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 0	$ 0	$ 142,827	$ 152,127	$ 2,085,532
Revenue from Contract with Customer, Excluding Assessed Tax	0	0	0	142,827	152,127	2,085,532
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0	15,000	24,300	1,760,350
Revenue from Contract with Customer, Excluding Assessed Tax	0	0	0	15,000	24,300	1,760,350
Asia [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0	9,112	9,112	117,835
Revenue from Contract with Customer, Excluding Assessed Tax	0	0	0	9,112	9,112	117,835
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0	118,715	118,715	207,347
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	$ 0	$ 0	$ 118,715	$ 118,715	$ 207,347